Leniency agreement with authorities	9 Months Ended
Sep. 30, 2021
Leniency Agreement With Authorities
Leniency agreement with authorities

23 Leniency agreement with authorities

In the context of allegations of undue payments in connection with Operation Car Wash in Brazil, the Company hired external experts in investigation to conduct an independent investigation into such allegations (“Investigation”) and to report their findings.

In December 2016, the Company entered into Leniency Agreements with the Federal Prosecution Office (“MPF Agreement”) and with U.S. and Swiss authorities (“Global Settlement”), in the approximate amount of US$957 million (approximately R$3.1 billion, at the time), which were duly ratified. Further, the Company engaged in a process of cooperation and negotiation with the Ministry of Transparency and the Office of The Federal Controller General (“CGU”) and the Office of the Attorney General (“AGU”), which culminated in the execution of the leniency agreement with such authorities on May 31, 2019 (“CGU/AGU Agreement” and, jointly with the Global Settlement, “Agreements”), which addresses the same facts that are the subject of the Global Settlement and provides for an additional disbursement of R$409,877 million due to the calculations and parameters adopted by CGU/AGU. In addition, in 2019, the State Prosecution Office of Bahia and the State Prosecution Office Rio Grande do Sul adhered to the MPF Agreement. However, no additional payments by the Company are estimated.

The AGU, CGU and MPF agreed to allocate most of the amounts received under the Agreements to the reparation of victims of the wrongdoings, including other public authorities and agencies, and to adopt monitoring measures of such third parties with which Braskem comes to start negotiations in connection with the matters under the Agreements, seeking to avoid the duplication of compensation.

The Company has paid approximately R$2,752,711, distributed as shown below:

		AGU
Agreements signed with:	.	CGU e MPF	DoJ	OAG	MPF	SEC	Total

Amounts expressed in Reais		559,896	296,591	407,300	1,282,464	206,460	2,752,711

Amounts expressed in payment currency
CFH				94,500			94,500
R$		559,896			1,282,464		1,842,360
USD			94,894			65,000	159,894

* Swiss Office of the Attorney General (“OAG”).

Furthermore, there is the outstanding amount of R$1,103,548, under the MPF Agreement and CGU/AGU Agreement, which will be paid in four annual installments adjusted by the variation in the SELIC rate and payable until January 30 of 2025. To guarantee payment of the installments of these installments coming due, Braskem gave as collateral assets from its property, plant and equipment corresponding to one annual installment.

The Agreements do not exempt the Company from other third parties, with legitimate interest, seeking indemnity for damages caused by the facts covered by the Agreements, including other authorities that seek to impose new pecuniary sanctions or fines or initiate new investigations into the Company.

The Company does not anticipate the need for any additional payment, but it cannot guarantee that the total amount agreed will be sufficient for full reparation of all any injured parties, considering that the agreements do not exempt the Company from any liabilities with third parties that have legitimate interests in the facts covered by the Agreements.

The Company will continue to cooperate with the competent public authorities, while improving its compliance and anti-corruption practices. For the last three years, the Company was subject to external independent monitoring as a result of the Agreements. The monitors were responsible for verifying compliance with the Global Settlement, as well as the efficacy of internal controls, policies and procedures of the Company in reducing the risk of noncompliance with anti-corruption laws.

Finally, in March 2020, based on the certification report issued by the independent monitors that have monitored the Company over the last three years, the MPF confirmed the end of the monitorship, the effectiveness of the Company’s compliance program and the fulfillment of the obligations under the MPF Agreement. Subsequently, on May 13, 2020, the U.S. Department of Justice (“DoJ”) and the U.S. Securities Exchange Comission (“SEC”) confirmed the conclusion of the monitorship established under the agreements with said authorities.

The Company will continue to undergo external monitoring by the AGU/CGU until the end of 2022. All compliance obligations are being honored as recommended by the authorities.

The Company is in compliance with all of its obligations under the Agreements and continues to cooperate with government authorities from various jurisdictions.